Summary of Operations and Significant Accounting Policies - Schedule of Disaggregation of Revenue from Contracts with Customers (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 2,770,226	$ 6,278,113	$ 6,754,906	$ 10,128,590	$ 28,221,569	$ 15,956,097
Performance Obligations Satisfied at a Point in Time [Member]
Revenue					4,220,000	0
Performance Obligations Satisfied Over Time [Member]
Revenue	2,770,226	6,278,113	6,754,906	10,128,590	24,001,269	15,956,097
Solar Operations [Member] | Performance Obligations Satisfied at a Point in Time [Member]
Revenue					4,220,000	0
Solar Operations [Member] | Performance Obligations Satisfied Over Time [Member]
Revenue	2,092,228	4,756,009	5,322,072	7,207,725	17,849,945	10,240,996
Electric Operations [Member] | Performance Obligations Satisfied at a Point in Time [Member]
Revenue					0	0
Electric Operations [Member] | Performance Obligations Satisfied Over Time [Member]
Revenue	482,566	1,234,317	974,206	2,367,423	4,962,539	4,007,650
Data and Network Operations [Member] | Performance Obligations Satisfied at a Point in Time [Member]
Revenue					0	0
Data and Network Operations [Member] | Performance Obligations Satisfied Over Time [Member]
Revenue	$ 195,432	$ 287,787	$ 458,628	$ 553,442	$ 1,189,085	$ 1,707,451